Cover Page Document	Oct. 14, 2019
Cover page.
Entity Central Index Key	0000066382
Amendment Flag	false
Document Fiscal Year Focus
Document Fiscal Period Focus	Oct. 14, 2019
Current Fiscal Year End Date
Entity Registrant Name	Miller Herman Inc.
Title of 12(b) Security	Common Stock
Document Type	8-K
City Area Code	616
Local Phone Number	654-3000
Entity Incorporation, State or Country Code	MI
Entity File Number	001-15141
Entity Tax Identification Number	38-0837640
Entity Address, Address Line One	855 East Main Avenue
Entity Address, City or Town	Zeeland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49464
Trading Symbol	MLHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false